Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Component of Other Comprehensive (Loss) income Related to Retirement Plan and Post-retirement Benefit Plan
The following table details the change in the components of other comprehensive (loss) income related to the retirement plan and the postretirement benefit plan, at December 31, 2018 and 2017, respectively:

(dollars in thousands)	December 31, 2018
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$2,149	830	2,979
Prior service cost	-	705	705
Amortization of net actuarial gain	-	556	556
Amortization of prior service credit	-	100	100
Total	$2,149	2,191	4,340

	December 31, 2017
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(2,240)	(1,584)	(3,824)
Amortization of net actuarial gain (loss)	(67)	356	289
Amortization of prior service cost	-	(90)	(90)
Total	$(2,307)	(1,318)	(3,625)

Asset Allocation of Pension and Postretirement Benefit Plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2018	2017	2018	2017
Debt Securities	31%	29	29	34
Equity Securities	62	69	62	64
Other	7	2	9	2
Total	100%	100	100	100

Fair Value of Plan Assets by type of Financial Instrument and Level Hierarchy
The fair value of the plan assets at December 31, 2018 and 2017, by asset category, is as follows:

		Fair Value Measurements at December 31, 2018 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$3,147	3,147	-	-
Equity mutual funds	27,420	27,420	-	-
U.S. government sponsored enterprises	9,376	-	9,376	-
Corporate bonds	3,638	-	3,638	-
Fixed income mutual funds	576	576	-	-

Total Plan Assets	$44,157	31,143	13,014	-

		Fair Value Measurements at December 31, 2018 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,046	2,046	-	-
Equity mutual funds	13,590	13,590	-	-
U.S. government sponsored enterprises	3,111	-	3,111	-
Corporate bonds	3,118	-	3,118	-
State and political subdivisions	226	-	226	-

Total Plan Assets	$22,091	15,636	6,455	-

		Fair Value Measurements at December 31, 2017 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$1,034	1,034	-	-
Equity mutual funds	32,509	32,509	-	-
U.S. government sponsored enterprises	6,920	-	6,920	-
Corporate bonds	6,163	-	6,163	-
Fixed income mutual funds	601	601	-	-

Total Plan Assets	$47,227	34,144	13,083	-

		Fair Value Measurements at December 31, 2017 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$406	406	-	-
Equity mutual funds	14,703	14,703	-	-
U.S. government sponsored enterprises	3,512	-	3,512	-
Corporate bonds	3,610	-	3,610	-
State and political subdivisions	688	-	688	-

Total Plan Assets	$22,919	15,109	7,810	-

Summary of the Status of Stock Option Plans
A summary of the status of TrustCo’s stock option awards as of December 31, 2018 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2018	742,941	$6.78
New options awarded - 2018	-	-
Expired options - 2018	-	-
Options forfeited - 2018	(11,750)	-
Exercised options - 2018	(176,550)	7.13
Balance, December 31, 2018	554,641	6.65	5.5 years

Exercisable Options

Balance, December 31, 2018	458,891	$6.64	5.3 years

Restricted Share Units	Restricted share units
Outstanding Units
Balance, December 31, 2017	213,100
New awards granted	104,424
Forfeited awards	(13,350)
Awards settled	(85,747)
Balance, December 31, 2018	218,427

Performance Share Units	Performance share units
Outstanding Units
Balance, December 31, 2017	370,100
New awards granted	138,643
Awards settled	(82,076)
Forfeited awards	(17,774)
Balance, December 31, 2018	408,893

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2018 and 2017:

Change in Projected Benefit Obligation:

	December 31,
(dollars in thousands)	2018	2017

Projected benefit obligation at beginning of year	$31,219	30,730
Service cost	34	42
Interest cost	1,197	1,303
Benefit payments and expected expenses	(1,937)	(2,050)
Net actuarial (gain) loss	(1,995)	1,194

Projected benefit obligation at end of year	$28,518	31,219

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:

	December 31,
(dollars in thousands)	2018	2017

Fair Value of plan assets at beginning of year	$47,227	43,100
Actual (loss) gain on plan assets	(1,126)	6,169
Benefit payments and actual expenses	(1,944)	(2,042)
Fair value of plan assets at end of year	44,157	47,227

Funded status at end of year	$15,639	16,008

Amounts Recognized in Accumulated Other Comprehensive Income	Amounts recognized in accumulated other comprehensive loss consist of the following as of:
	December 31,
	2018	2017
Net actuarial loss	$5,122	2,972

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive (Loss) Income
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive (Loss) Income:

	For the years ended December 31,
(dollars in thousands)	2018	2017	2016

Service cost	$34	42	61
Interest cost	1,197	1,303	1,371
Expected return on plan assets	(3,012)	(2,742)	(2,648)
Amortization of net loss	-	67	184
Net periodic pension credit	(1,781)	(1,330)	(1,032)

Amortization of net loss	-	(67)	(184)
Net actuarial loss (gain) included in other comprehensive income (loss)	2,149	(2,240)	(367)
Total recognized in other comprehensive income (loss)	2,149	(2,307)	(551)

Total recognized in net periodic benefit cost (credit) and other comprehensive income (loss)	$368	(3,637)	(1,583)

Estimated Future Benefit Payments
Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)

Year	Pension Benefits
2019	$1,743
2020	1,782
2021	1,857
2022	1,842
2023	1,832
2024 - 2028	9,255

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The assumptions used to determine benefit obligations at December 31 are as follows:

	2018	2017	2016
Discount rate	4.53%	3.93	4.41

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2018	2017	2016
Discount rate	3.93%	4.41	4.55
Expected long-term rate of return on assets	6.50	6.50	6.50

Postretirement Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
Change in Accumulated Benefit Obligation:

(dollars in thousands)
	December 31,
	2018	2017
Accumulated benefit obligation at beginning of year	$5,613	5,120
Service cost	53	103
Interest cost	202	218
Benefits paid	(178)	(93)
Net actuarial (gain) loss	(290)	265

Accumulated benefit obligation at end of year	$5,400	5,613

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:

(dollars in thousands)
	December 31,
	2018	2017
Fair value of plan assets at beginning of year	$22,922	20,338
Actual (loss) gain on plan assets	(798)	2,611
Company contributions	145	66
Benefits paid	(178)	(93)
Fair value of plan assets at end of year	22,091	22,922

Funded status at end of year	$16,691	17,309

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive (Loss) Income
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (Loss):

(dollars in thousands)	For the years ended December 31,
	2018	2017	2016
Service cost	$53	103	116
Interest cost	202	218	221
Expected return on plan assets	(1,028)	(761)	(720)
Amortization of net actuarial gain	(556)	(356)	(274)
Amortization of prior service (credit) cost	(100)	90	90
Net periodic benefit credit	(1,429)	(706)	(567)

Net loss (gain)	830	(1,584)	(966)
Amortization of prior service credit (cost)	100	(90)	(90)
Prior service cost	705	-	-
Amortization of net gain	556	356	274
Total amount recognized in other comprehensive (loss) income	2,191	(1,318)	(782)

Total amount recognized in net periodic benefit cost and other comprehensive income (loss)	$762	(2,024)	(1,349)

Estimated Future Benefit Payments
Expected Future Benefit Payments

The following benefit payments are expected to be paid:

(dollars in thousands)

Year	Postretirement Benefits

2019	$177
2020	163
2021	137
2022	155
2023	172
2024 - 2028	1,225

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2018	2017	2016
Discount rate	4.53%	3.93	4.41

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2018	2017	2016
Discount rate	3.93%	4.41	4.55
Expected long-term rate of return on assets, net of tax	4.50	3.75	3.75